Note 5 - Summary of Significant Accounting Policies - Calculation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2017
Net loss	$ (1,219,000)	$ (1,079,000)	$ (8,213,000)	$ (2,874,000)	$ (5,112,000)	$ (4,927,000)	$ (18,800,000)	$ (27,000,000)
Weighted average shares outstanding – basic and diluted (in shares)	3,670,432	3,201,689	3,518,828	3,069,184	31,068,765	14,073,174
Basic and diluted net loss per share (in dollars per share)	$ (0.33)	$ (0.34)	$ (2.33)	$ (0.94)	$ (0.16)	$ (0.35)